Nature of Operations, Background and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Nature of Operations, Background and Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10-01 of Regulation S-X. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management of Xcel Brands, Inc., (“Xcel”, the "Company", “we”, “us”, or “our”), all adjustments (consisting primarily of normal recurring adjustments) considered necessary for a fair presentation have been included. The Condensed Consolidated Balance Sheet as of December 31, 2013 has been derived from audited consolidated financial statements. Operating results for the nine months ended September 30, 2014 (the “Current Nine Months”) are not necessarily indicative of the results that may be expected for a full fiscal year.

The Company is a brand management company engaged in the design, licensing, marketing and retail sales of consumer brands, including the Isaac Mizrahi Brand, the Judith Ripka Brand (the “Ripka Brand”) and certain rights of the Liz Claiborne New York Brand (“LCNY”). The Company operates in two segments – (1) our Design and Licensing Business and (2) our Retail Business.

Our Design and Licensing Business operates in a “working capital light” business model, wherein we license our brands to third parties, provide certain design services, and generate royalty and design and service fee revenues through licensing and other agreements with wholesale manufacturers, sourcing and design companies and retailers. This includes licensing our own brands for promotion and distribution through an omni-channel retail sales strategy including distribution through direct-response television (i.e. QVC, Inc. (“QVC”) and The Shopping Channel), the internet and traditional brick-and-mortar retail channels. The Isaac Mizrahi Brand and LCNY brand are licensed through our wholly-owned subsidiary IM Brands, LLC (“IM Brands”) (the “Isaac Mizrahi Business”) and the Ripka Brand is licensed through our wholly-owned subsidiary, JR Licensing, LLC (“JR Licensing”).

The Company’s Retail Business operates through its wholly-owned subsidiary, IMNY Retail Management, LLC (“Retail Management”). Retail Management launched an e-commerce platform under our Isaac Mizrahi Brand in May 2014. With the Ripka Brand acquisition, we also acquired the rights to the Ripka e-commerce site. We opened our first retail store in June 2013 in Southampton, New York (the “Southampton Store”) and opened our second retail store, an outlet store located near Atlanta, GA (the “Georgia Store”), in March 2014.

For further information, refer to the consolidated financial statements and footnotes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2013.

Certain reclassifications have been made to the prior period condensed consolidated financial statements to conform to the current period presentation.

Subsequent events

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the financial statements were issued for potential recognition or disclosure. Any material events that occur between the balance sheet date and the date that the financial statements were available for issuance are disclosed as subsequent events, while the financial statements are adjusted to reflect any conditions that existed at the balance sheet date. Based upon this review, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the financial statements.

1.	NATURE OF OPERATIONS, BACKGROUND AND BASIS OF PRESENTATION

Xcel Brands, Inc. (“Xcel” and together with its subsidiaries, the “Company”) was incorporated on August 31, 1989 in the State of Delaware under the name Houston Operating Company. On April 19, 2005, we changed our name to NetFabric Holdings, Inc. and on September 29, 2011 we changed our name to Xcel Brands, Inc. The Company engages in the design, licensing, marketing and retail sales of consumer brands, including the Mizrahi brand and certain rights of the Liz Claiborne New York Brand (“LCNY”) and the Judith Ripka Brand (the “Ripka Brand”), which we acquired on March 26, 2014 (see Note 12, Subsequent Events).  The Company operates in two segments - (1) Design and Licensing and (2) our Retail Business.

Our Design and Licensing business operates in a “working capital light” business model, wherein we license our brands to third parties, provide certain design services, and generate royalty and design and service fee revenues through licensing and other agreements with wholesale manufacturers, sourcing and design companies, and retailers. This includes licensing our own brands for promotion and distribution through an Omnichannel retail sales strategy including distribution through Direct-Response Television (i.e. QVC, Inc. (“QVC”) and The Shopping Channel), the internet, and traditional bricks-and-mortar retail channels. The Mizrahi brand and LCNY brand are licensed through our wholly owned subsidiary IM Brands, LLC (“IM Brands”)(the “Isaac Mizrahi Business”) and the Ripka Brand is licensed through our wholly owned subsidiary, JR Licensing, LLC (“JR Licensing”).

The Company’s Retail Business operates through its wholly owned subsidiary, IMNY Retail Management, LLC (“Retail Management”), and was launched in June 2013 opening the Company’s first retail store located in Southampton, New York. The Company opened its second retail store, an outlet store, located near Atlanta, GA, on March 2, 2014. Also, Retail Management plans to launch an e-commerce platform later in 2014.

Certain reclassifications have been made to the prior period consolidated financial statements to conform to the current period presentation.